Revenues	12 Months Ended
Dec. 31, 2018
Revenue [Abstract]
Revenues
21.	Revenues

According to the General Law on Airports and its regulations in Mexico, certain of the Company’s revenue are classified as airport, complementary and commercial services. Airport services generally include the use of airport runways, taxiways and parking areas for arriving and departing planes, use of passenger walkways, security services, hangars, and, in general, use of the space inside the terminal and other infrastructure by aircraft, passengers and cargo services. These services include rental of space that is vital for the operation of airlines and complementary service suppliers. Complementary services are ramps and handling services, catering, maintenance and repairs, and traffic and dispatch services. Commercial services include services that are not essential for the operation of an airport; therefore, these revenues are not regulated by TM, such as car parking services, lease of space to retailers, restaurants and banks, among others. The revenues of the subsidiary MBJA have the same classification, therefore consolidated in the area that correspond to the numbers of airports in Mexico.

A price regulation system establishes in Mexico a TM rate for airport services and complementary services for each airport for each year in a five-year period. The maximum rate is the maximum amount of revenues per “workload unit” that may be earned at an airport each year from regulated sources. Under this regulation, a workload unit is equivalent to one passenger (excluding transit passengers) or 100 kilograms (220 pounds) of cargo. As of December 2014, SCT authorized the Company’s maximum rates applicable for the period 2015-2019.

The maximum rates of the Montego Bay Airport, were approved in November 2014 and are applicable from April 1, 2015 to March 31, 2020.

During the periods ended December 31, 2016, 2017 and 2018, the compliance with the TM by the Company’s Mexican airports was 99.9%, 100.0% and 100.0%, respectively.

The table below presents a summary for the years ended December 31, 2016, 2017 and 2018, of the Company’s revenues (these do not include revenues related to improvements to concession assets under IFRIC 12). Using the Airports Law classification, the information is sent to the SCT to comply with the Company’s reporting obligations with respect to regulated and unregulated revenues, which are classified as either aeronautical or non-aeronautical revenues.  For this presentation, access fees charged to third parties for complementary services are classified as airport services.

	2016		2017		2018
Regulated revenues
Airport operating services to airlines:
Landing	Ps.	518,404	Ps.	681,096	Ps.	783,098
Charges for not canceling extended stay reservations		3,601		2,207		9,605
Parking on embarking/disembarking platform		66,563		72,158		83,326
Parking on extended stay or overnight platform		45,274		61,722		72,313
Passenger walkways and shuttle buses		31,217		34,795		36,688
Airport security charges		160,986		181,304		207,449
Airport real estate services to airlines:
Leasing of hangars to airlines		20,257		24,574		30,228
Leasing of shops, warehouses and stockrooms to airlines (operating)		4,045		4,040		4,229
Leasing of space and other terminal facilities to airlines within the terminal (operating)		53,095		56,100		58,893
Leasing of land and other surfaces to airlines outside the terminal (operating)		6,013		5,602		7,734
Leasing of check-in desks and other terminal space		809		575		445
Leasing of desks and other terminal space for ticket sale		5,764		7,866		9,063

Airport passenger services:
Domestic passenger charges		2,552,169		3,054,639		3,802,763
International passenger charges		3,210,822		3,696,147		3,950,085
Airport real estate services and rights of access to other operators		33,192		34,688		38,330
Complementary services:
Catering services		21,286		24,893		31,733
Other third-party ramp services rendered to airlines		42,283		50,775		68,244
Traffic and/or dispatch		55,402		58,954		57,276
Fuel supply or removal		195,458		216,600		238,178
Third-party airplane maintenance and repair		11,280		11,787		9,474
Total regulated revenues included in the maximum rate		7,037,920		8,280,522		9,499,154

Regulated revenues not included in the maximum rate:
Car parking charges		254,108		277,229		320,448
Recovery of cost over aeronautical services		126,513		157,211		153,409
Recovery of cost over non-aeronautical services		35,721		43,034		47,480
Total regulated revenues not included in the maximum rate		416,342		477,474		521,337
Total regulated revenues		7,454,262		8,757,996		10,020,491

	2016		2017		2018
Unregulated revenues(1)
Commercial concessions:
Retail operations		186,849		201,683		221,860
Food and beverages		138,664		163,925		193,971
Duty free		312,569		343,847		423,904
VIP lounges		28,418		36,945		39,884
Financial services		36,537		40,586		47,618
Communications and networks		12,528		11,927		14,479
Car rentals		177,807		205,992		270,698
Commercial leasing		22,802		16,579		12,338
Advertising		169,762		168,573		193,656
Time sharing developers		172,660		186,652		196,152
Leasing of space to airlines and other complementary service providers (non-operating)		111,146		123,568		126,791
Lease outside the terminal		36,132		47,730		58,259
VIP Lounges operated directly		112,042		154,737		222,736
Convenience store		93,747		84,436		100,325
Royalties		532		4,700		6,823
Revenues from sharing of commercial activities:
Retail operations		87,845		113,175		123,134
Food and beverages		81,455		112,350		142,991
Duty free		36,331		53,709		44,407
Financial services		726		17,386		19,650
Car rentals		20,914		28,790		39,556
Access fee for ground transportation		61,267		75,938		82,730
Non-airport access fees		60,128		73,622		37,067
Other leases		—		11,706		24,445
Services rendered to ASA		82		276		93
Various commercial-related revenues		16,319		16,599		18,628
Total unregulated revenues		1,977,262		2,295,431		2,662,195
Total aeronautical and non-aeronautical services	Ps.	9,431,524	Ps.	11,053,427	Ps.	12,682,686

(1)Unregulated revenues are earned based on the terms of the Company’s operating lease agreements. Lease agreements are based on either a monthly rent (which generally increases each year based on the National Consumer Price Index (INPC) in Mexico and based on the CPI or the greater of a monthly minimum guaranteed rent or a percentage of the lessee’s monthly revenues. Monthly rent and minimum guaranteed rent earned on the Company’s operating lease agreements are included under the caption “Commercial concessions” above. Revenues earned in excess of the minimum guaranteed rent are included in the “Revenues from sharing of commercial activities” caption above (Note 33).

Revenues from improvements to concession assets are recognized with respect to the additions and improvements made for the Company, which are committed under the MDP, and is a requirement of fulfillment. Revenues for the years ended as of December 31, 2016, 2017 and 2018 accounted for Ps. 1,676,037, Ps. 1,312,491 and Ps. 1,440,204 respectively.

The revenues of the Company recognized as of December 31, 2016, 2017 y 2018 transferred at a point in time was Ps. 6,843,143, Ps. 8,061,297 and Ps. 9,265,776, respectively and the revenues for services transferred over time was Ps. 2,588,382, Ps.2,992,130 and Ps. 3,416,910, respectively.

The revenues of the Company are measured based on the consideration specified in a contract with a client. The trade account receivable from clients corresponds to the total revenue of the Company of this note. The following table presents information on the nature and timing of satisfaction of performance obligations in contracts with customers, including significant payment terms, and the corresponding revenue recognition policy.

Type Contract	Nature and timing of service	Revenue recognition according IFRS 15	Revenue recognition according IAS 18

Aeronautical contracts with Airlines

The Company provides the facilities to serve the passengers and the price is determined based on Maximum Rates approved by the SCT and the JCAA in Jamaica and is assigned based on the service category (TUA, operational airport services, real estate services to airlines and car parking)

		Revenues is recognized monthly as the service is provided, based on the movement of passengers and aircraft associated with the type service.	The revenue is recognized monthly as the service is provided based on the movement of passengers and aircraft associated with the type service.

Complementary services	The Company provides the facilities to the client to provide the service of ground assistance to the airlines, based on the specific rates according to the aircraft and tariff for cargo volume.	Revenue assigned according to the type of service provided monthly when the service is performed over time.	Revenue assigned according to the type of service provided monthly when the service is performed over time.

Commercial concessions

The Company provides spaces within its terminal buildings that consist of the rental of the space in the airport terminals (different from the spaces occupied by the airlines that are essential for its operation), income from car parking, access fees to third parties that provide catering services and other services at airports, other miscellaneous income and royalties for the use of trademarks of the Company.

Revenues are recognized through operating lease agreements, and either with monthly fixed rent or a percentage of the lessee´s monthly revenues, whichever is higher. Rental income from the Company´s leases is recognized on a straight-line basis over the term of the relevant lease.

Revenues are recognized through operating lease agreements, and either with monthly fixed rent or a percentage of the lessee´s monthly revenues, whichever is higher. Rental income from the Company´s leases is recognized on a straight-line basis over the term of the relevant lease.